Shareholder Report	12 Months Ended
Dec. 31, 2024 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Managed Portfolio Series
Entity Central Index Key	0001511699
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2024
Tremblant Global ETF
Shareholder Report [Line Items]
Fund Name	Tremblant Global ETF
Class Name	Tremblant Global ETF
Trading Symbol	TOGA
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Tremblant Global ETF for the period of April 30, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.tremblantetf.com/. You can also request this information by contacting us at 212-303-7358.
Additional Information Phone Number	212-303-7358
Additional Information Website	https://www.tremblantetf.com/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Tremblant Global ETF	$50*	0.69%
[1]
Expenses Paid, Amount	$ 50	[1]
Expense Ratio, Percent	0.69%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
Tremblant Global ETF generated a NAV return of 20.10% for the fiscal year vs. 13.20% for the MSCI World Index. The portfolio of largely differentiated companies with strong fundamentals outperformed significantly in the back half of the year to drive total 2024 net outperformance of nearly 700 bps from April 30 - December 31, 2024. We continue to believe interest rates will be higher for longer as the strength of the economy does not justify significant rate cuts. This view was supported in mid-December, when Federal Reserve Chairman Powell indicated that we should see fewer rate reductions ahead. This dynamic creates a stock-picker’s market because weaker companies are unable to obtain or afford expensive debt, and struggle as a result. Meanwhile, the winners will face less irrational competition, allowing them to expand market share, margins, and free cash flow. Lastly, consumers continue to be willing to spend, and disruptive change continues to accelerate, thus enabling our team to identify many misunderstood opportunities. For these reasons, we believe this market environment is very favorable for our strategy.

Six companies contributed 200+ bps of returns during 2024: SPOT, QTWO, TKO, DASH, VSCO, and GRAB. No positions detracted 200+ bps.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

Since Inception (04/30/2024)
Tremblant Global ETF NAV	20.10
MSCI THE WORLD INDEX Net (USD)	13.20

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.tremblantetf.com/ for more recent performance information. Visit https://www.tremblantetf.com/ for more recent performance information.
Net Assets	$ 146,608,725
Holdings Count | $ / shares	35
Advisory Fees Paid, Amount	$ 533,773
Investment Company Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$146,608,725
Number of Holdings	35
Net Advisory Fee	$533,773
Portfolio Turnover	25%

Holdings [Text Block]

Top Sectors	(%)
Consumer Discretionary	30.0%
Communication Services	24.8%
Financials	14.6%
Industrials	10.7%
Information Technology	9.5%
Consumer Staples	5.0%
Real Estate	2.5%
Materials	2.0%
Cash	0.9%

Top 10 Issuers	(%)
Grab Holdings Ltd.	6.4%
TKO Group Holdings, Inc.	4.7%
Spotify Technology SA	4.5%
Wyndham Hotels & Resorts, Inc.	4.4%
Skechers USA, Inc.	4.3%
Uber Technologies, Inc.	4.2%
DoorDash, Inc.	4.0%
AvidXchange Holdings, Inc.	3.7%
Amazon.com, Inc.	3.3%
Victoria’s Secret & Co.	3.1%

Updated Prospectus Web Address	https://www.tremblantetf.com/

[1]
*	Amount shown reflects expenses of the Fund from inception date through December 31, 2024. Expenses would be higher if the Fund had been in operations for the full period.